Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements
Amount
Year Ended December 31	$
2013	15,826,340
2014	8,399,544
2015	1,574,038
2016	478,732
2017	273,190
Total	26,551,844